May 6, 2002



Securities and Exchange Commission
Judiciary Plaza
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Dreyfus/Laurel Funds Trust
       Registration Statement File No. 33-43846
      CIK No. 053808

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 115 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 2002.

Very truly yours,

/s/ Dawn M. Dennis

cc:      Jeff Prusnofsky